Document and Entity Information	Apr. 16, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001567514
Document Type	8-K
Document Period End Date	Apr. 16, 2024
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity File Number	001-36274
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-4742850
Entity Address, Address Line One	430 East 29th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(646)
Local Phone Number	440-9333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ITCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false